Shareholder Fees - Parvin Hedged Equity Solari World Fund - Parvin Hedged Equity Solari World Fund	Mar. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	none